OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
OPTIONS
OPTIONS

NOTE 7: OPTIONS

As of September 30, 2013, the Company has 4,427,500 options issued and outstanding. The AudioEye, Inc. 2012 Incentive Compensation Plan has a total of 5,000,000 authorized shares and had a balance of 30,000 shares remaining in the plan as of September 30, 2013. The AudioEye, Inc. 2013 Incentive Compensation Plan has a total of 5,000,000 authorized and had a balance of 4,400,000 shares remaining in the plan as of September 30, 2013. The AudioEye, Inc. 2013 Incentive Compensation Plan was adopted by the Company’s board of directors on August 20, 2013 and approved by the Company’s stockholders thereafter.

The Company issued 400,000 options on May 10, 2013, which vest 50% on grant date and 12.5% every 90 days thereafter, have an exercise price of $1.00 per share, and expire on May 9, 2016. On July 29, 2013, the Company issued 350,000 options, which vest 50% on July 29, 2014 and 50% on July 29, 2015, have an exercise price of $0.35 and expire on July 29, 2018. On August 20, 2013, the Company issued 300,000 options which vest 50% in February 2014 and 50% in August 2014, have an exercise price of $0.40 and expire on August 20, 2018. On August 20, 2013, the Company issued 100,000 options which vest 50% immediately and 12.5% every 90 days thereafter, have an exercise price of $0.50 and expire on August 20, 2016. On August 20, 2013, the Company issued 600,000 options which vest 50% immediately and 12.5% every 90 days thereafter, have an exercise price of $0.50 and expire on August 20, 2018.

Below is a table summarizing the Company’s outstanding options as of December 31, 2012 and September 30, 2013:

	Number of shares	Wtd. Avg.	Wtd. Avg.	Intrinsic
	Shares	Exercise Price	Remaining Term	Value
Outstanding at December 31, 2012	2,820,000	0.25	5.00	211,500

Granted	1,750,000	0.58	—	—

Exercised	142,500	0.25	—	—

Outstanding at September 30, 2013	4,427,500	0.38	4.23	177,323

The 1,750,000 options granted for the nine months ended September 30, 2013 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation included expected term between 1.42 — 3.25 years, expected volatility of 100%, risk free rate between 0.82% - 1.57%, and expected dividend yield of 0%. The grant date fair value of the options were determined to be $439,748.

For the nine months ending September 30, 2013, the Company has incurred options based expense of $257,275.

NOTE 12: OPTIONS

As at December 31, 2012 the Company has 2,820,000 options issued and outstanding. The AudioEye, Inc. 2012 Incentive Compensation Plan has a total of 5,000,000 authorized shares and a balance of 2,180,000 shares remaining in the plan. These options were issued on December 19, 2012, vest 25% at each 6 month anniversary of the grant date, have an exercise price of $0.25 per share, and expire on December 19, 2017.

	Outstanding and Exercisable Options
		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average	Intrinsic
Exercise Price	Shares	(in years)	of Shares	Exercise Price	Value
$0.25	2,820,000	5	$705,000	$0.25	$0
	2,820,000		$705,050	$0.25	0

The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.25 years, expected volatility of 250%, risk free interest rate of 0.39%, and expected dividend yield of 0%. The grant date fair value of the options were determined to be $688,005.

For the year ended December 31, 2012, stock compensation expense related to the options totaled $12,103.